Combined Statement of Comprehensive Income - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017 [1]	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net Income	$ 360	$ 306
Defined benefit plans
Plan sponsored by equity affiliate, net of tax	0	1
Other comprehensive income	0	1
Comprehensive Income	$ 360	$ 307

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.